Item 1. Report to Shareholders

T. Rowe Price Summit Municipal Funds

Certified Financials

T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months        Year
                 Ended       Ended
               4/30/03    10/31/02   10/31/01   10/31/00   10/31/99   10/31/98

NET ASSET VALUE

Beginning
of period      $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Investment activities

  Net investment
  income (loss)   0.005      0.013      0.030      0.037      0.029      0.032

Distributions

  Net investment
  income         (0.005)    (0.013)    (0.030)    (0.037)    (0.029)    (0.032)

NET ASSET VALUE

End of period  $  1.000   $  1.000   $  1.000   $  1.000     $1.000   $  1.000
--------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return^      0.46%      1.28%      3.01%      3.71%      2.90%       3.27%

Ratio of
total expenses
to average
net assets         0.45%!     0.45%      0.45%      0.45%      0.45%      0.45%

Ratio of
net investment
income (loss)
to average
net assets         0.93%!     1.28%      2.95%      3.66%      2.87%      3.23%

Net assets,
end of period
(in thousands) $291,486   $252,105   $242,684   $213,002   $185,305   $170,924


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months        Year
                 Ended       Ended
               4/30/03    10/31/02   10/31/01   10/31/00   10/31/99   10/31/98

NET ASSET VALUE

Beginning
of period      $  10.90   $  10.78   $  10.30   $  10.12   $  10.70   $  10.51

Investment activities

  Net investment
  income (loss)    0.22       0.46       0.48       0.48       0.46       0.48

  Net realized
  and unrealized
  gain (loss)      0.14       0.12       0.48       0.18      (0.56)      0.23

  Total from
  investment
  activities       0.36       0.58       0.96       0.66      (0.10)      0.71

Distributions

  Net investment
  income          (0.22)     (0.46)     (0.48)     (0.48)     (0.46)     (0.48)

  Net realized
  gain               --         --         --         --      (0.02)     (0.04)

  Total
  distributions   (0.22)     (0.46)     (0.48)     (0.48)     (0.48)     (0.52)

NET ASSET VALUE

End of period  $  11.04   $  10.90   $  10.78   $  10.30   $  10.12   $  10.70
--------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return ^     3.36%      5.53%      9.48%      6.70%     (0.96)%     6.89%

Ratio of total
expenses to
average net
assets             0.50%!     0.50%      0.50%      0.50%      0.50%      0.50%


Ratio of
net investment
income (loss)
to average
net assets         4.10%!     4.27%      4.51%      4.73%      4.43%      4.51%

Portfolio
turnover rate      27.1%!     18.5%      20.3%      41.3%      38.5%      22.2%

Net assets,
end of period
(in thousands) $112,679   $110,790   $ 93,226   $ 79,407   $ 83,794   $ 75,928


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months        Year
                 Ended       Ended
               4/30/03    10/31/02   10/31/01   10/31/00   10/31/99   10/31/98

NET ASSET VALUE

Beginning
of period      $  10.74   $  10.69   $  10.13   $   9.88   $  10.79   $  10.44

Investment activities

  Net investment
  income (loss)    0.25       0.51       0.52       0.52       0.49       0.51

  Net realized
  and unrealized
  gain (loss)      0.20       0.05       0.56       0.25      (0.86)      0.35

  Total from
  investment
  activities       0.45       0.56       1.08       0.77      (0.37)      0.86

Distributions

  Net investment
  income          (0.25)     (0.51)     (0.52)     (0.52)     (0.49)     (0.51)

  Net realized
  gains              --         --         --         --      (0.05)      --

  Total
  distributions   (0.25)     (0.51)     (0.52)     (0.52)     (0.54)     (0.51)

NET ASSET VALUE

End of period  $  10.94   $  10.74   $  10.69   $  10.13   $   9.88   $  10.79
--------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return^      4.22%      5.36%     10.87%      8.03%     (3.58)%    8.44%

Ratio of total
expenses to
average net
assets            0.50%!     0.50%      0.50%      0.50%      0.50%      0.50%

Ratio of net
investment
income (loss)
to average
net assets        4.65%!     4.77%      4.95%      5.23%      4.71%      4.82%

Portfolio
turnover rate     38.6%!     47.3%      53.0%      55.8%      79.7%      48.1%

Net assets,
end of period
(in thousands) $ 95,150   $ 90,584   $ 83,054   $ 69,227   $ 72,558   $ 65,958


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                 April 30, 2003


Statement of Net Assets                                  Par              Value
--------------------------------------------------------------------------------
In thousands


ALASKA  0.2%

Alaska HFC, 5.00%, 12/1/03                 $           500      $           511

Total Alaska (Cost  $511)                                                   511

CALIFORNIA  0.3%

Long Beach Harbor, 5.00%, 5/15/03+/-                 1,000                1,001

Total California (Cost  $1,001)                                           1,001

COLORADO  2.0%

Colorado Housing & Fin. Auth.,
Multi-Family, 1.75%, 10/1/03+/-                      5,000                5,000

Denver City and County Airport
     5.50%, 11/15/03 (AMBAC Insured)+/-                780                  798

Total Colorado (Cost  $5,798)                                             5,798

CONNECTICUT  0.0%

Connecticut Special Tax Obligation,
4.70%, 10/1/03 (MBIA Insured)                          100                  101

Total Connecticut (Cost  $101)                                              101

DELAWARE  0.0%

Delaware Transportation Auth.,
5.00%, 7/1/03                                          100                  101

Total Delaware (Cost  $101)                                                 101

DISTRICT OF COLUMBIA  1.4%

Metropolitan Washington D.C. Airports Auth.
     VRDN (Currently 1.45%) (FSA Insured)+/-         4,000                4,000

Total District of Columbia (Cost  $4,000)                                 4,000

FLORIDA  2.8%

Florida Board of Ed., GO

     4.25%, 6/1/03                                     300                  301
     5.00%, 6/1/03                                     150                  150
     5.625%, 6/1/03                                     75                   75

Florida Dept. of Natural Resources

     5.80%, 7/1/13 (Prerefunded 7/1/03!)
     (FSA Insured)                         $           100      $           102

Hillsborough County Aviation Auth.

     VRDN (Currently 1.49%)

     (MBIA Insured)+/-                               3,440                3,440

Orlando-Orange County Expressway Auth.

     VRDN (Currently 1.35%) (FSA Insured)            4,000                4,000

Tampa Bay Water, 3.90%, 10/1/03
(FGIC Insured)                                         235                  238

Total Florida (Cost  $8,306)                                              8,306

GEORGIA  6.7%

Atlanta Water & Sewer, 5.00%, 1/1/15
(Prerefunded 1/1/04!)                                  300                  313

Atlanta Airport, BAN, 2.25%, 10/30/03                5,000                5,004

Cherokee County Water & Sewage Auth.

     3.40%, 8/1/03 (FSA Insured)                       660                  663

Forsyth County Dev. Auth., VRDN
  (Currently 1.45%)+/-                               7,000                7,000

Georgia, GO, 4.70%, 7/1/03                             100                  101

Georgia Road & Tollway Auth.,
3.90%, 7/1/03                                           50                   50

Gwinnett County School Dist., GO,
3.00%, 2/1/04                                          300                  304

Savannah Economic Dev. Auth., Home Depot

     VRDN (Currently 1.45%)+/-                       6,050                6,050

Total Georgia (Cost  $19,485)                                            19,485

HAWAII  1.7%

Hawaii, GO, 5.25%, 6/1/07
(Prerefunded 6/1/03!)                                  110                  111

Hawaii Airports System

     VRDN (Currently 1.48%)
     (FGIC Insured)+                                 5,000                5,000

Total Hawaii (Cost  $5,111)                                               5,111

ILLINOIS  13.7%

Chicago, GO, 5.00%, 1/1/04 (FGIC Insured)              200                  205

Chicago O" Hare Int"l. Airport

     VRDN (Currently 1.48%)

     (AMBAC Insured)+/-                              4,375                4,375

     VRDN (Currently 1.49%)

     (MBIA Insured)+/-                               8,875                8,875

Illinois, GO

     4.50%, 6/1/03 (MBIA Insured)          $           150      $           150

     5.00%, 6/1/03                                     165                  166

Illinois
     4.60%, 6/15/03                                  1,000                1,004

     5.50%, 6/15/03                                    100                  100

Illinois EFA, Univ. of Chicago,
2.70%, 7/1/03                                        2,000                2,005

Illinois Student Assistance Commission

     VRDN (Currently 1.42%)+/-                       4,800                4,800

     5.15%, 9/1/03+/-                                5,000                5,054

Lake County PCR, W.W. Grainger,
VRDN (Currently 1.65%)+/-                            1,500                1,500

Metropolitan Pier & Expo Auth.
     6.65%, 6/15/12 (Prerefunded 6/15/03!)             400                  411

Metropolitan Water Reclamation District,
GO, 5.65%, 12/1/03                                     500                  513

Southwestern Dev. Auth., Shell Oil,
VRDN (Currently 1.40%)+/-                            5,100                5,100

Will County, BP, VRDN (Currently 1.40%)+/-           5,700                5,700

Total Illinois (Cost  $39,958)                                           39,958

INDIANA  1.2%

Indiana HFFA, Ascension Health,
1.83%, 7/3/03                                        3,500                3,500

Total Indiana (Cost  $3,500)                                              3,500

IOWA  1.3%

Iowa Fin. Auth., Single Family, VRDN
(Currently 1.48%)+/-                                 3,825                3,825

Total Iowa (Cost  $3,825)                                                 3,825

MARYLAND  2.8%

Maryland, GO, 4.75%, 8/1/03                          1,050                1,060

Maryland CDA

  New Waters Tower Dev. Corp.

     VRDN (Currently 1.45%)+/-                       2,145                2,145

  Parklane Apartments

     VRDN (Currently 1.40%)+/-                       2,900                2,900

Maryland Economic Dev. Corp., Bindagraphics

     VRDN (Currently 1.45%)+/-                       1,000                1,000

Maryland HHEFA, Trinity School, VRDN
(Currently 1.35%)                                    1,000                1,000

Total Maryland (Cost  $8,105)                                             8,105

MASSACHUSETTS  1.7%

Boston, GO, 4.50%, 7/1/03 (AMBAC Insured)  $           100      $           101

Massachusetts, TECP, 1.18%, 6/12/03                  4,500                4,500

Massachusetts, GO, 4.80%, 8/1/03
(AMBAC Insured)                                        100                  101

Massachusetts HEFA, Harvard University,
4.30%, 1/15/04                                         200                  204

Massachusetts Water Pollution Abatement
Trust, 5.10%, 8/1/03                                   100                  101

Total Massachusetts (Cost  $5,007)                                        5,007

MICHIGAN  3.1%

Michigan Building Auth., GO,
5.25%, 10/15/03                                        200                  204

Michigan Higher Ed. Student Loan Auth.

     VRDN (Currently 1.40%)

     (AMBAC Insured)+/-                              4,700                4,700

Wayne County Charter Airport

     VRDN (Currently 1.40%)                          3,750                3,750

     VRDN (Currently 3.70%)+/-                         370                  370

Total Michigan (Cost  $9,024)                                             9,024

MINNESOTA  0.4%

Minnesota, GO

     4.90%, 8/1/03                                     100                  101

     5.50%, 6/1/03                                     500                  502

     5.80%, 8/1/03                                     500                  505

Total Minnesota (Cost  $1,108)                                            1,108

MISSISSIPPI  0.0%

Mississippi, GO, 4.00%, 9/1/03+/-                      155                  156

Total Mississippi (Cost  $156)                                              156

MISSOURI  0.3%

St. Louis Regional Convention & Sports Complex Auth.

     7.90%, 8/15/21 (Prerefunded 8/15/03!)             750                  765

Total Missouri (Cost  $765)                                                 765

NEBRASKA  0.8%

Omaha Public Power Dist., VRDN
(Currently 1.42%)                          $         2,395      $         2,395

Total Nebraska (Cost  $2,395)                                             2,395

NEVADA  4.7%

Clark County IDRB, PCR, Southwest Gas Corp.

     VRDN (Currently 1.45%)+/-                       3,000                3,000

Clark County School District, GO

     5.00%, 6/15/03 (FGIC Insured)                     125                  125

     6.00%, 6/15/03 (FGIC Insured)                     300                  302

     7.25%, 6/15/03 (MBIA Insured)                     400                  403

Nevada Housing Division, Multi-Family

     VRDN (Currently 1.40%)+/-                       9,900                9,900

Total Nevada (Cost  $13,730)                                             13,730

NEW HAMPSHIRE  2.7%

Manchester, VRDN (Currently 1.40%)
(FGIC Insured)+/-                                    1,000                1,000

New Hampshire, GO, RAN, 1.25%, 5/1/03                7,000                7,000

Total New Hampshire (Cost  $8,000)                                        8,000

NEW JERSEY  0.0%

New Jersey, GO, 5.50%, 2/15/04                         100                  103

Total New Jersey (Cost  $103)                                               103

NEW MEXICO  2.1%

New Mexico, GO, TRAN, 3.00%, 6/30/03                 5,000                5,011

New Mexico State Highway Commission,
5.50%, 6/15/03                                         995                1,001

Total New Mexico (Cost  $6,012)                                           6,012

NEW YORK  0.9%

Metropolitan Transportation Auth.

     VRDN (Currently 1.39%)
     (FSA Insured)                                   2,000                2,000

Municipal Assistance Corp.

     5.25%, 7/1/03                                     150                  151

     5.75%, 7/1/03                                     150                  151

New York City Transitional Fin.
Auth., 3.60%, 11/2/03                      $           200      $           203

Total New York (Cost  $2,505)                                             2,505

NORTH CAROLINA  1.2%

Charlotte, 5.80%, 2/1/14
(Prerefunded 2/1/04!)                                  100                  105

Charlotte Airport, VRDN (Currently 1.40%)
(MBIA Insured)+/-                                    3,300                3,300

Total North Carolina (Cost  $3,405)                                       3,405

OHIO  1.1%

Cleveland Airport Systems, VRDN
(Currently 1.40%)+/-                                 2,230                2,230

Columbus, GO, 5.50%, 6/15/03                           300                  301

Ohio, GO, 4.70%, 8/1/03                                 60                   61

Ohio, BP, VRDN (Currently 1.40%)+/-                    500                  500

Total Ohio (Cost  $3,092)                                                 3,092

OREGON  1.0%

Oregon Housing & Community Services
Dept., 1.55%, 9/25/03+/-                             3,000                3,000

Total Oregon (Cost  $3,000)                                               3,000

PENNSYLVANIA  4.1%

Pennsylvania, GO

     5.00%, 3/1/04                                     250                  258

     5.25%, 6/15/12
     (Prerefunded 6/15/03!)                            250                  255

Pennsylvania Higher Ed. Assistance Agency

     VRDN (Currently 1.40%)

     (AMBAC Insured)+/-                             10,200               10,200

Philadelphia HHEFA, Jefferson
Health System, 1.20%, 3/26/04                        1,000                1,000

Philadelphia Water & Sewer, 5.00%,
8/1/03 (AMBAC Insured)                                 300                  303

Total Pennsylvania (Cost  $12,016)                                       12,016

SOUTH CAROLINA  2.3%

South Carolina, GO

     3.00%, 1/1/04                                   1,000                1,012

     5.00%, 1/1/04                                     300                  307

     5.40%, 8/1/03                                     100                  101

South Carolina  HDA, 1.57%, 10/1/03
(AMBAC Insured)+/-                         $         5,000      $         5,000

South Carolina Public Service,
5.375%, 1/1/04 (MBIA Insured)                          200                  206

Total South Carolina (Cost  $6,626)                                       6,626

SOUTH DAKOTA  1.0%

South Dakota HDA, Single Family

     VRDN (Currently 1.47%)+/-                       2,520                2,520

     5.20%, 5/1/03                                     320                  320

Total South Dakota (Cost  $2,840)                                         2,840

TENNESSEE  0.8%

Metropolitan Nashville & Davidson County

     Vanderbilt Univ., 1.15%, 1/15/04                1,500                1,500

Tennessee, GO, 5.50%, 5/1/03                           600                  600

Tennessee HDA, 3.65%, 1/1/04                           195                  198

Total Tennessee (Cost  $2,298)                                            2,298

TEXAS  14.9%

Dallas Fort Worth International Airport

     VRDN (Currently 1.49%)

     (FGIC Insured)+/-                               6,500                6,500

Fort Worth Water & Sewer, 5.00%, 2/15/04               450                  464

Gulf Coast Waste Disposal Auth., PCR, BP

                  VRDN (Currently 1.40%)+/-            500                  500

Harris County, 7.50%, 8/1/03
(Escrowed to Maturity)                                 400                  406

Harris County Flood Control Dist., GO,
4.60%, 10/1/03                                         250                  254

Harris County Health Fac. Dev.,
St. Lukes Episcopal
     VRDN (Currently 1.35%)                             80                   80

Houston, GO, 5.00%, 3/1/04                           1,050                1,083

Houston Airport System, VRDN
(Currently 1.48%) (FSA Insured)+/-                   3,910                3,910

Houston Independent School Dist.,
GO, 5.10%, 8/15/03                                     275                  278

Panhandle Plains Higher Ed. Auth.
     VRDN (Currently 1.40%)+/-                      10,000               10,000

Port of Port Arthur Navigation Dist.,
Motiva Enterprises
     VRDN (Currently 1.60%)+/-                       1,475                1,475

Texas, GO, TRAN, 2.75%, 8/29/03                     10,500               10,538

Texas, Veteran's Housing

     VRDN (Currently 1.40%)+/-             $         7,250      $         7,250

     5.95%, 12/1/03+/-                                 330                  339

Univ. of Texas, 6.00%, 8/15/03                         450                  456

Total Texas (Cost  $43,533)                                              43,533

UTAH  5.5%

Salt Lake County Solid Waste, Rio Tinto

     VRDN (Currently 1.41%)+/-                       4,400                4,400

Utah, GO, 5.00%, 7/1/03                              1,500                1,509

Utah Board of Regents

     VRDN (Currently 1.35%)

     (AMBAC Insured)+/-                              3,000                3,000

Utah Housing Fin. Agency,

VRDN (Currently 1.40%)+/-                            7,120                7,120

Total Utah (Cost  $16,029)                                               16,029

VERMONT  3.5%

Vermont Ed. & Health Buildings Fin. Agency

  Middlebury College, 1.80%, 11/1/03                10,225               10,231

Total Vermont (Cost  $10,231)                                            10,231

VIRGINIA  4.7%

Capital Region Airport Commission

     VRDN (Currently 1.45%)

     (AMBAC Insured)+/-                              9,260                9,260

Fairfax County, GO, 4.25%, 6/1/03                       25                   25

Loudoun County, GO, 5.125%, 1/1/04                     235                  241

Norfolk, GO, 4.80%, 6/1/03                             250                  251

Richmond, GO, 6.00%, 1/15/04                           100                  103

Univ. of Virginia

     VRDN (Currently 1.40%)                          1,115                1,115

     4.50%, 6/1/03                                     300                  301

Virginia HDA, Multi-Family, 5.65%,
11/1/03+/-                                             170                  174

Virginia Public School Auth., GO,
VRDN (Currently 1.42%)                               1,000                1,000

Virginia Resources Auth., 3.00%, 5/1/03              1,145                1,145

Total Virginia (Cost  $13,615)                                           13,615

WASHINGTON  3.4%

King County, GO, 3.25%, 12/1/03
(MBIA Insured)                             $           500      $           506

Port of Seattle

  TECP, 1.10%, 8/14/03+/-                            1,060                1,060

  TECP, 1.15%, 5/8/03+/-                             2,365                2,365

     VRDN (Currently 1.47%)+/-                       2,310                2,310

     VRDN (Currently 1.49%)

     (FGIC Insured)+/-                               3,000                3,000

     5.00%, 9/1/03 (FGIC Insured)+/-                   250                  253

Washington, GO

     6.00%, 6/1/03                                     100                  101

     6.50%, 5/1/03                                     195                  195

Total Washington (Cost  $9,790)                                           9,790

WISCONSIN  3.3%

Wisconsin Housing & Economic Dev. Auth.,
Single Family VRDN
     (Currently 1.40%)+/-                            9,545                9,545

Total Wisconsin (Cost  $9,545)                                            9,545

Total Investments in Securities

97.6% of Net Assets (Cost  $284,627)                                   $284,627

Other Assets Less Liabilities                                             6,859

NET ASSETS                                                             $291,486
                                                                       --------

Net Assets Consist of:

Undistributed net investment income (loss)                                  $14

Undistributed net realized gain (loss)                                        4

Paid-in-capital applicable to 291,464,379 shares
of $0.0001 par value capital stock outstanding;
4,000,000,000 shares of the Corporation authorized                      291,468
-------------                                                           -------

NET ASSETS                                                             $291,486
                                                                       --------

NET ASSET VALUE PER SHARE                                                $1.00
                                                                         -----

+/-  Interest subject to alternative minimum tax

!    Used in determining portfolio maturity

AMBAC AMBAC Assurance Corp.

BAN  Bond Anticipation Note

CDA  Community Development Administration

EFA  Educational Facility Authority

FGIC Financial Guaranty Insurance Company

FSA  Financial Security Assurance Inc.

GO   General Obligation

HDA  Housing Development Authority

HEFA Health & Educational Facility Authority

HFC  Housing Finance Corp.

HFFA Health Facility Financing Authority

HHEFA Health & Higher Educational Facility Authority

IDRB Industrial Development Revenue Bond

MBIA MBIA Insurance Corp.

PCR  Pollution Control Revenue

RAN  Revenue Anticipation Note

TECP Tax-Exempt Commercial Paper

TRAN Tax Revenue Anticipation Note

VRDN Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                 April 30, 2003


Statement of Net Assets                                          Par      Value
--------------------------------------------------------------------------------
                                                                In thousands


ALABAMA  1.0%

Alabama Federal Highway Fin. Auth.
     5.00%, 3/1/08 (MBIA Insured)          $         1,000      $         1,113

Total Alabama (Cost  $1,036)                                              1,113

ALASKA  0.5%

Alaska HFC, Single Family Housing,
5.75%, 12/1/11+/-                                      485                  516

Total Alaska (Cost  $483)                                                   516

ARIZONA  2.4%

Arizona School Fac. Board, 5.50%, 7/1/13             1,500                1,703

Arizona Transportation Board, 5.50%, 7/1/04          1,000                1,051

Total Arizona (Cost  $2,622)                                              2,754

CALIFORNIA  4.2%

California Dept. of Water Resources,
5.50%, 5/1/11                                          800                  897

California Public Works Board, 6.00%,
11/1/05 (MBIA Insured)                                 250                  272

Foothill / Eastern Transportation Corridor Agency
     Zero Coupon, 1/1/05 (Escrowed
     to Maturity)                                      350                  342

Los Angeles Unified School Dist., GO
     5.00%, 7/1/16 (FSA Insured)                       750                  821

     5.375%, 7/1/17 (MBIA Insured) **                1,600                1,800

Southern California Public Power Auth.

     9.27%, 7/1/17 (Escrowed to Maturity)
     (FGIC Insured)                                    600                  631

Total California (Cost  $4,603)                                           4,763

COLORADO  2.6%

Colorado DOT

     5.50%, 6/15/13 (MBIA Insured)                   1,000                1,155

  RAN, 5.75%, 6/15/07 (AMBAC Insured)                1,400                1,597

E-470 Public Highway Auth.

     Zero Coupon, 8/31/26

     (Prerefunded 8/31/05!)                          1,000                  201

Total Colorado (Cost  $2,855)                                             2,953

CONNECTICUT  2.2%

Connecticut, GO, 5.25%, 6/15/13
(FGIC Insured)                             $         1,000      $         1,113

Mashantucket Western Pequot Tribe, 144A

     5.60%, 9/1/09                                     200                  218

     5.70%, 9/1/12                                     500                  532

Univ. of Connecticut

  Student Fees & Services

     5.25%, 11/15/16 (FGIC Insured)                    500                  562

Total Connecticut (Cost  $2,236)                                          2,425

DISTRICT OF COLUMBIA  2.9%

District of Columbia, GO, 5.20%, 6/1/04
(AMBAC Insured)                                      1,000                1,043

Metropolitan Washington D.C. Airports Auth.

     5.50%, 10/1/12 (FGIC Insured)+/-                1,000                1,116

     5.50%, 10/1/18 (MBIA Insured)+/-                1,000                1,075

Total District of Columbia (Cost  $3,115)                                 3,234

FLORIDA  8.5%

Broward County, GO, 5.25%, 1/1/18                      500                  548

Broward County School Dist., GO, 5.00%,
2/15/06                                                500                  545

Dade County School Board

     5.60%, 8/1/26 (Prerefunded 8/1/06!)

     (AMBAC Insured)                                 1,280                1,449

  COP, 5.75%, 5/1/08 (Prerefunded 5/1/04!)             365                  385

Dade County School Dist., GO, 6.00%,
7/15/04 (MBIA Insured)                               1,000                1,058

Florida Board of Ed., GO, 5.125%, 6/1/13             1,000                1,100

Florida Dept. of Environmental Protection

     5.25%, 7/1/14 (FGIC Insured)                      500                  565

Florida Dept. of Natural Resources

  Documentary Stamp Tax

     6.00%, 7/1/06 (MBIA Insured)                      500                  566

Hillsborough County Aviation Auth.

     5.25%, 10/1/09 (MBIA Insured)+/-                1,000                1,111

Indian Trace Community Dev. Dist.

     5.50%, 5/1/07 (MBIA Insured)                      500                  549

Orange County, 5.00%, 1/1/14 (FGIC Insured)$           800      $           885

Reedy Creek Improvement Dist., GO

     5.375%, 6/1/15 (AMBAC Insured)                    750                  835

Total Florida (Cost  $9,010)                                              9,596

GEORGIA  3.3%

Cobb-Marietta Water Auth., 5.50%, 11/1/14              750                  872

Coweta County Residential Care Fac. for the Elderly Auth.

  Wesley Woods of Newnan-Peachtree City

     7.625%, 10/1/06                                   330                  340

Georgia Private Colleges & Univ. Auth.

  Emory Univ.

     5.75%, 11/1/18                                  1,955                2,235

Savannah Economic Dev. Auth.

  Savannah College of Art & Design

     6.80%, 10/1/19                                    200                  215

Total Georgia (Cost  $3,351)                                              3,662

HAWAII  2.7%

Hawaii, GO, 5.50%, 2/1/11 (FSA Insured)              1,050                1,198

Hawaii Dept. of Budget & Fin.

 Wilcox Memorial Hosp.

     5.50%, 7/1/09                                   1,690                1,829

Total Hawaii (Cost  $2,866)                                               3,027

IDAHO  0.4%

Nez Perce County IDRB, PCR

  Potlatch, 7.00%, 12/1/14                             400                  398

Total Idaho (Cost  $400)                                                    398

ILLINOIS  4.3%

Chicago, GO

     5.50%, 1/1/09 (MBIA Insured)                      500                  569

     5.75%, 1/1/05 (AMBAC Insured)                     660                  707

Chicago Water

     5.50%, 11/1/18 (AMBAC Insured)        $           500      $           552

Illinois, GO, 5.50%, 8/1/16 (MBIA Insured)             500                  564

Illinois HFA

  Edward Health Services

     5.00%, 2/15/09 (AMBAC Insured)                    500                  543

  Hinsdale Hosp., 7.00%, 11/15/19

     (Escrowed to Maturity)                            260                  273

Metropolitan Pier & Exposition Auth.

  McCormick Place Expansion

     5.375%, 12/15/17 (FGIC Insured)                 1,000                1,105

Southwestern Dev. Auth., Shell Oil, VRDN
(Currently 1.40%)+/-                                   500                  500

Total Illinois (Cost  $4,496)                                             4,813

INDIANA  2.0%

Goshen, Greencroft Obligation Group,
5.20%, 8/15/06                                         750                  753

St. Joseph County

  Madison Center

     5.10%, 2/15/05                                    260                  271

     5.25%, 2/15/07                                    295                  314

Whiting Indiana Environmental Fac. IDA, PCR

  Amoco Oil, VRDN (Currently 1.40%)+/-                 500                  500

  BP Products, VRDN (Currently 1.40%)+/-               400                  400

Total Indiana (Cost  $2,203)                                              2,238

IOWA  0.2%

Iowa Fin. Auth., Wesley Retirement
Services, 6.25%, 2/1/12                                250                  250

Total Iowa (Cost  $250)                                                     250

KENTUCKY  0.5%

Kenton County Airport Board, Delta
Airlines, 7.50%, 2/1/12+/-                             800                  612

Total Kentucky (Cost  $808)                                                 612

MARYLAND  7.4%

Maryland Economic Dev. Corp.

  Maryland Aviation Administration Fac.

     5.50%, 6/1/13 (FSA Insured)+/-                    750                  842

Maryland Energy Fin. Administration

  Wheelabrator Technologies

     5.85%, 12/1/05+/-                     $         1,510      $         1,633

     6.30%, 12/1/10+/-                                 250                  271

Maryland HHEFA

  Good Samaritan Hosp.

     5.50%, 7/1/05 (Escrowed to Maturity)              700                  761

Montgomery County, GO, 5.25%, 10/1/14                1,500                1,690

Northeast Maryland Waste Disposal Auth.

  Montgomery County Resources Fac.

     5.50%, 4/1/11 (AMBAC Insured)+/-                1,000                1,115

     6.20%, 7/1/10 (Prerefunded 7/1/03!)+/-            750                  772

     6.30%, 7/1/16 (MBIA Insured)+/-                   600                  617

Univ. of Maryland, Auxilary Fac. & Tuition,
5.00%, 4/1/09                                          565                  634

Total Maryland (Cost  $8,019)                                             8,335

MASSACHUSETTS  2.1%

Massachusetts, GO

     6.30%, 11/1/05 (Prerefunded 11/1/04!)

     (FGIC Insured)                                    250                  271

Massachusetts

     5.75%, 6/1/20 (Prerefunded 6/1/10!)             1,000                1,168

Massachusetts Water Pollution Abatement Trust

  Water Resources Auth.

     6.00%, 8/1/15                                     800                  942

Total Massachusetts (Cost  $2,182)                                        2,381

MICHIGAN  4.7%

Detroit School Dist., GO

     5.00%, 5/1/08 (FGIC Insured)                      500                  558

     5.50%, 5/1/18 (FSA Insured)                     1,000                1,111

Garden City HFA, Garden City Hosp., 5.375%,
9/1/03                                                 395                  392

Michigan Hosp. Fin. Auth.

  Ascension Health, 5.30%, 11/15/06                  1,000                1,120

  Mercy Health Services

     5.00%, 8/15/12 (Escrowed to Maturity)           1,395                1,524

Michigan Municipal Bond Auth.

 Clean Water Revolving Fund

     5.50%, 10/1/04                        $           500      $           530

Total Michigan (Cost  $4,844)                                             5,235

MINNESOTA  1.1%

Minneapolis-St. Paul Metropolitan Airport Commission

     5.50%, 1/1/17 (FGIC Insured)                    1,000                1,106

  Northwest Airlines, 6.50%, 4/1/05+/-                 200                  167

Total Minnesota (Cost  $1,225)                                            1,273

MISSISSIPPI  0.9%

  Mississippi, GO, 5.50%, 11/15/04                   1,000                1,064

Total Mississippi (Cost  $1,026)                                          1,064

MISSOURI  1.1%

Good Shepherd Nursing Home Dist.,
5.45%, 8/15/08                                         345                  347

St. Louis Municipal Fin. Corp.

  City Justice Center

     5.375%, 2/15/14 (AMBAC Insured)                   750                  842

Total Missouri (Cost  $1,143)                                             1,189

NEBRASKA  1.3%

Nebraska Public Power Dist.

     5.00%, 1/1/08 (AMBAC Insured)                   1,355                1,504

Total Nebraska (Cost  $1,486)                                             1,504

NEVADA  1.2%

Clark County, GO, 5.50%, 6/1/16
(FGIC Insured)                                         800                  891

Clark County IDRB, Southwest Gas,
5.80%, 3/1/38+/-                                       500                  503

Total Nevada (Cost  $1,329)                                               1,394

NEW JERSEY  2.2%

New Jersey Economic Dev. Auth.

  Winchester Gardens at Ward Homestead

     8.625%, 11/1/25                                   210                  223

  New Jersey Transportation Trust Fund Auth.
     5.75%, 6/15/11 (Escrowed to Maturity) $         1,000      $         1,172

  Port Auth. of New York & New Jersey
     5.875%, 9/15/15 (FGIC Insured)+/-               1,000                1,118

Total New Jersey (Cost  $2,243)                                           2,513

NEW YORK  4.0%

  Albany Parking Auth., 5.25%, 10/15/12                370                  397

Dormitory Auth. of the State of New York

  City Univ., 6.875%, 7/1/14

     (Prerefunded 7/1/04!) (MBIA Insured)              350                  381

  Nyack Hosp., 6.00%, 7/1/06                           205                  192

Nassau County Ind. Dev. Agency

  Hofstra Univ.

     6.70%, 1/1/09 (Prerefunded 1/1/05!)               250                  277

New York City, GO, 7.00%, 8/1/04                     1,000                1,065

New York City Transitional Fin. Auth.,
5.25%, 2/1/12                                          750                  837

New York Mortgage Agency, 5.80%, 10/1/06+/-            500                  542

New York State Environmental Fac. Corp.

  New York City Municipal Water Fin. Auth.

     6.875%, 6/15/10                                    50                   53

New York State Housing Fin. Agency

  Service Contract Obligation

     5.85%, 9/15/09                                    300                  331

New York State Thruway Auth.

  Highway & Bridge

     5.00%, 4/1/20 (AMBAC Insured)                     450                  474

Total New York (Cost  $4,328)                                             4,549

NORTH CAROLINA  1.4%

North Carolina Eastern Municipal Power Agency

     6.70%, 1/1/19                                     700                  774

North Carolina Municipal Power Agency

  Catawba Electric

     5.50%, 1/1/13                                     750                  829

Total North Carolina (Cost  $1,501)                                       1,603

OHIO  1.4%

Cuyahoga County

  Cleveland Clinic Obligation Group

     6.00%, 1/1/32                         $           750      $           796

Ohio

  British Petroleum North America Production

     VRDN (Currently 1.40%)+/-                         400                  400

Ohio Housing Fin. Agency

  Single Family Housing

     5.025%, 3/1/21+/-                                 340                  343

Total Ohio (Cost  $1,520)                                                 1,539

OKLAHOMA  1.0%

Oklahoma Transportation Auth.

     5.25%, 1/1/16 (AMBAC Insured)                   1,000                1,108

Total Oklahoma (Cost  $1,029)                                             1,108

OREGON  1.0%

Oregon DOT, 5.50%, 11/15/14                          1,000                1,150

Total Oregon (Cost  $1,064)                                               1,150

PENNSYLVANIA  4.2%

Allegheny County Hosp. Dev. Auth.

  West Penn Allegheny Health System

     9.25%, 11/15/30                                   395                  442

Allegheny County Sanitary Auth.

     5.75%, 12/1/16 (MBIA Insured)                   1,410                1,625

Beaver County IDA, PCR, FirstEnergy,
4.85%, 6/1/30                                          500                  505

Cumberland County Municipal Auth.

  Wesley Affiliated Services

     7.125%, 1/1/25                                    400                  396

Pennsylvania Intergov't. Cooperative Auth.

     5.25%, 6/15/13 (FGIC Insured)                     750                  833

     7.00%, 6/15/04 (Escrowed to Maturity)
     (FGIC Insured)                                    400                  426

Philadelphia Auth. for Ind. Dev.

  Paul's Run Retirement Community

     5.85%, 5/15/13                        $           500      $           495

Total Pennsylvania (Cost  $4,387)                                         4,722

SOUTH CAROLINA  6.1%

Charleston Water & Sewer, 5.125%, 1/1/13               500                  560

South Carolina, GO, 5.75%, 1/1/08                    1,000                1,147

South Carolina Public Service Auth.

     5.50%, 1/1/12 (FSA Insured)                     1,000                1,147

     6.25%, 1/1/05 (MBIA Insured)                    1,350                1,458

South Carolina Transportation Infrastructure Bank

     5.50%, 10/1/12 (AMBAC Insured)                  1,000                1,139

     5.50%, 10/1/15 (AMBAC Insured)                  1,240                1,399

Total South Carolina (Cost  $6,431)                                       6,850

TENNESSEE  0.9%

Memphis-Shelby County Airport Auth.

     6.25%, 2/15/11 (MBIA Insured)+/-                  200                  232

Tennessee Housing Dev. Agency

  Single Family Housing

     4.95%, 7/1/10+/-                                  420                  448

     5.05%, 7/1/11+/-                                  355                  376

Total Tennessee (Cost  $980)                                              1,056

TEXAS  8.1%

Abilene Health Fac. Dev.

  Sears Methodist Retirement System

     5.40%, 11/15/09                                   700                  712

Austin Airport System

     5.75%, 11/15/08 (MBIA Insured)+/-                 500                  543

Dallas-Fort Worth Int'l Airport Fac.

  American Airlines

     6.05%, 5/1/29+/-                                  125                   47

Harris County Health Fac. Dev. Corp.

  Texas Childrens Hosp.

     5.375%, 10/1/12                                   800                  868

Houston, GO, 5.375%, 3/1/12 (FSA Insured)  $         1,200      $         1,345

Houston Airport IDRB

  Continental Airlines

     6.75%, 7/1/29+/-                                  135                   80

Houston Water & Sewer System

     7.00%, 12/1/03 (AMBAC Insured)                    270                  279

Lower Colorado River Auth., 5.75%,
5/15/11 (FSA Insured)                                1,370                1,564

North East Independent School Dist., GO,
6.00%, 2/1/16                                        1,100                1,276

Sabine River Auth., TXU Energy,
5.50%, 5/1/22                                          170                  166

San Antonio, GO, 5.50%, 2/1/19                         500                  550

San Antonio Electric & Gas, 5.00%,
2/1/07                                               1,000                1,101

Tarrant County Health Fac. Dev. Corp.

  Texas Health Resources

     5.75%, 2/15/10 (MBIA Insured)                     500                  557

Total Texas (Cost  $8,593)                                                9,088

VIRGINIA  6.8%

Arlington County IDA

  Arlington Health Systems

     5.50%, 7/1/13                                     980                1,085

Bedford County IDA, PCR

  Georgia-Pacific, 4.60%, 8/1/04                       125                  121

Charles County IDA, IDRB

  Waste Management, 6.25%, 4/1/12+/-                   250                  267

Chesterfield County IDA

  Bon Secours Health System

     5.70%, 11/15/03                                   750                  765

Louisa IDA

  Virginia Electric & Power

     3.40%, 3/1/31+/-                                  750                  759

Portsmouth, GO

  Public Improvement

     5.50%, 6/1/14 (FGIC Insured)                      800                  899

Virginia Biotechnology Research Park Auth.

     5.25%, 9/1/12                                   1,000                1,121

Virginia College Building Auth.

  Public Higher Ed.

     5.50%, 9/1/14                         $         1,000      $         1,133

Virginia Transportation Board

     5.125%, 5/15/21                                 1,000                1,032

     5.80%, 5/15/04                                    500                  524

Total Virginia (Cost  $7,323)                                             7,706

WASHINGTON  2.0%

King County, GO, 5.25%, 12/1/07                      1,500                1,698

Washington Health Care Fac. Auth.

  Virginia Mason Medical Center

     6.00%, 8/15/08 (MBIA Insured)                     500                  576

Total Washington (Cost  $2,057)                                           2,274

WISCONSIN  2.0%

Milwaukee Metropolitan Sewage Dist.,
GO, 6.25%, 10/1/05                                   1,600                1,780

Wisconsin HEFA

  Froedert & Community Health

     5.625%, 10/1/11                                   400                  443

Total Wisconsin (Cost  $2,066)                                            2,223

Total Investments in Securities

98.6% of Net Assets (Cost  $105,110)                                   $111,110

Futures Contracts

                                      Contract     Unrealized
                          Expiration  Value        Gain (Loss)
                          ----------  -----------  -----------

                                            In thousands

Short, 20 U.S. Treasury
5 Year contracts, $1,000
par of Los Angeles
Unified School Dist.
Bonds pledged as
initial margin             6/03     $    (2,275)    $       (13)

Net payments (receipts)
of variation
margin to date                                                4

Variation margin
receivable (payable)
on open futures
contracts                                                                    (9)

Other Assets Less
Liabilities                                                               1,578

NET ASSETS                                                             $112,679
                                                                       --------

Net Assets Consist of:

Undistributed net investment income (loss)                                   $9

Undistributed net realized gain (loss)                                     (409)

Net unrealized gain (loss)                                                5,987

Paid-in-capital applicable to 10,202,276
shares of $0.0001 par value capital stock
outstanding; 4,000,000,000 shares of the
Corporation authorized                                                  107,092

NET ASSETS                                                             $112,679
                                                                       --------

NET ASSET VALUE PER SHARE                                                $11.04
                                                                         ------

+/-  Interest subject to alternative minimum tax

** All or a portion of this security is pledged to cover margin requirements on futures contracts at April 30, 2003

!    Used in determining portfolio maturity

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers total of such securities at period-end amounts to $750,000 and represents 0.7% of net assets

AMBAC AMBAC Assurance Corp.

COP  Certificates of Participation

DOT  Department of Transportation

FGIC Financial Guaranty Insurance Company

FSA  Financial Security Assurance Inc.

GO   General Obligation

HEFA Health & Educational Facility Authority

HFA  Health Facility Authority

HFC  Housing Finance Corp.

HHEFA Health & Higher Educational Facility Authority

IDA  Industrial Development Authority/Agency

IDRB Industrial Development Revenue Bond

MBIA MBIA Insurance Corp.

PCR  Pollution Control Revenue

RAN  Revenue Anticipation Note

VRDN Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                 April 30, 2003


ALABAMA  1.4%

Alabama Public School & College Auth.

     5.50%, 9/1/29 (MBIA Insured)          $         1,000      $         1,085

Baldwin County Eastern Shore Hosp. Auth.

     Thomas Hosp., 6.75%, 4/1/21                       200                  202

Total Alabama (Cost  $1,227)                                              1,287

ALASKA  2.4%

Alaska HFC, Single-Family Housing,
5.75%, 12/1/11+/-                                    1,115                1,188

Alaska Student Loan Corp.

     5.10%, 7/1/10 (AMBAC Insured)+/-                1,000                1,068

Total Alaska (Cost  $2,108)                                               2,256

ARIZONA  2.3%

Phoenix, 5.875%, 7/1/18
(Prerefunded 7/1/10!)                                  575                  676

Phoenix Civic Improvement Corp.

     6.25%, 7/1/17

     (Prerefunded 7/1/10!) (FGIC Insured)            1,000                1,211

Tempe IDA, Friendship Village of Tempe

     6.75%, 12/1/30                                    300                  293

Total Arizona (Cost  $1,900)                                              2,180

CALIFORNIA  3.0%

California Dept. of Water Resources

     5.50%, 5/1/14 (AMBAC Insured)                     500                  570

     5.75%, 5/1/17                                     200                  222

Chula Vista, Multi-Family Housing,
7.50%, 1/1/32+/-                                       460                  448

Foothill / Eastern Transportation Corridor Agency

  California Toll Road

     Zero Coupon, 1/1/26

     (Escrowed to Maturity)                            500                  160

Pomona Unified School Dist., GO

     6.15%, 8/1/15 (MBIA Insured)                      145                  172

Poway Community Fac. Dist., 6.75%, 8/15/15             425                  465

Sacramento City Fin. Auth.

  Convention Center Hotel, 6.25%, 1/1/30               500                  492

Santa Ana Housing Auth.

  Multi-Family Housing, 5.65%, 11/1/06+/-  $           300      $           307

Total California (Cost  $2,722)                                           2,836

COLORADO  1.1%

Colorado HFA

  Adventist Health System

     6.625%, 11/15/26                                  500                  550

  Covenant Retirement Communities

     6.125%, 12/1/33                                   100                  102

E-470 Public Highway Auth., Zero Coupon

     8/31/26 (Prerefunded 8/31/05!)                  2,000                  403

Total Colorado (Cost  $966)                                               1,055

CONNECTICUT  0.6%

Mashantucket  Western Pequot Tribe, 144A

     5.70%, 9/1/12                                     250                  266

     5.75%, 9/1/27                                     300                  306

Total Connecticut (Cost  $537)                                              572

DELAWARE  1.9%

Delaware State Housing Auth.

  Multi-Family Mortgage, 5.40%, 7/1/24               1,725                1,798

Total Delaware (Cost  $1,729)                                             1,798

DISTRICT OF COLUMBIA  2.5%

District of Columbia, GO, 6.00%, 6/1/17
(MBIA Insured)                                       1,100                1,329

Metropolitan Washington D.C. Airports Auth.

     5.50%, 10/1/27 (MBIA Insured)+/-                1,000                1,045

Total District of Columbia (Cost  $2,151)                                 2,374

FLORIDA  3.0%

Double Branch Community Dev. Dist.,
5.60%, 5/1/07                                          250                  251

Hillsborough IDA, Tampa Electric,
5.50%, 10/1/23                                         450                  440

Jacksonville, 5.25%, 10/1/20
(MBIA Insured)+/-                                    1,000                1,045

Orlando Utilities Commission,
5.25%, 10/1/15                             $         1,000      $         1,144

Total Florida (Cost  $2,796)                                              2,880

GEORGIA  3.5%

Athens - Clarke County Residential Care Fac.

  Wesley Woods of Athens, 6.375%, 10/1/27              200                  177

Atlanta Airport, 6.25%, 1/1/14
(FGIC Insured)+/-                                    1,000                1,141

Chatham County Hosp. Auth.

  Memorial Univ. Medical Center

     6.125%, 1/1/24                                    750                  804

Coweta County Residential Care Fac. for the Elderly

  Wesley Woods of Newnan-Peachtree City

     8.20%, 10/1/16                                    215                  227

Municipal Electric Auth. of Georgia

     5.70%, 1/1/19 (Escrowed to Maturity)

     (MBIA Insured)                                    100                  117

Rockdale County Dev. Auth.

  Pratt Industries USA, 7.50%, 1/1/26+/-               225                  227

Savannah Economic Dev. Auth.

  Home Depot, VRDN (Currently 1.45%)+/-                600                  600

Total Georgia (Cost  $3,125)                                              3,293

HAWAII  0.5%

Hawaii Dept. of Budget & Fin.

  Hawaii Pacific Health, 6.25%, 7/1/21                 500                  516

Total Hawaii (Cost  $498)                                                   516


IDAHO  0.1%

Idaho Housing Agency

  Single Family Housing, 6.60%, 7/1/27+/-               62                   64

Total Idaho (Cost  $62)                                                      64

ILLINOIS  6.9%

Chicago, 6.75%, 1/1/35 (Prerefunded 7/1/10!)
(FGIC Insured)                                         500                  621

Chicago O' Hare Int'l. Airport

     VRDN (Currently 1.48%)

     (AMBAC Insured)+/-                    $         2,500      $         2,500

     5.75%, 1/1/21 (MBIA Insured)+/-                 1,000                1,082

Illinois HFA

  Community Hosp. of Ottawa, 6.85%, 8/15/24            200                  206

  Glen Oaks Medical Center

     7.00%, 11/15/19

     (Escrowed to Maturity)                            145                  152

     9.50%, 11/15/15

     (Escrowed to Maturity)                              0                    0

  Lutheran Senior Ministries,
  7.375%, 8/15/31                                      250                  253

  Riverside Health Systems, 6.00%,
  11/15/32                                             500                  512

Metropolitan Pier & Expo Auth.

  McCormick Place Expansion

     Zero Coupon, 6/15/19 (MBIA Insured)             1,000                  456

Village of Carol Stream

  Windsor Park Manor, 7.20%, 12/1/14                   200                  209

Will County Exempt Fac.

  Industrial BP Amoco Chemical

     VRDN (Currently 1.40%)+/-                         600                  600

Total Illinois (Cost  $6,320)                                             6,591

INDIANA  1.1%

Indiana Transportation Fin. Auth.,
5.375%, 12/1/25                                      1,000                1,072

Total Indiana (Cost  $958)                                                1,072

IOWA  1.1%

Iowa Fin. Auth.

  Single Family Mortgage, 5.70%, 1/1/27                815                  851

  Wesley Retirement Services, 6.25%, 2/1/12            160                  160

Total Iowa (Cost  $934)                                                   1,011

KANSAS  1.9%

City of Olathe, Aberdeen Village, 8.00%,
5/15/30                                                250                  255

Johnson County Union School Dist. 233

  GO, 5.50%, 9/1/16 (FGIC Insured)                   1,000                1,170

Lenexa Health Care Fac.

  Lakeview Village, 6.875%, 5/15/32        $           400      $           407

Total Kansas (Cost  $1,707)                                               1,832

LOUISIANA  1.7%

Louisiana, GO

  Gas & Fuel Services

     5.375%, 6/1/19 (AMBAC Insured)                  1,000                1,094

Saint Charles Parish, PCR

  Shell Oil, VRDN (Currently 1.40%)+/-                 500                  500

Total Louisiana (Cost  $1,562)                                            1,594

MAINE  1.1%

Maine Housing Auth., Single Family Housing

     6.40%, 11/15/19+/-                              1,000                1,087

Total Maine (Cost  $1,000)                                                1,087

MARYLAND  4.6%

Maryland Economic Dev. Corp.

  Anne Arundel County Golf Course

     8.25%, 6/1/28                                     150                  150

  Maryland Aviation Administration Fac.

     5.00%, 6/1/27 (FSA Insured)+/-                    500                  503

  Morgan State Univ. Student Housing

     6.00%, 7/1/22                                     500                  521

  The Associated Jewish Charities

     5.50%, 7/15/09                                    445                  480

Maryland Energy Fin. Administration

  Baltimore Wastewater, 6.45%, 12/1/16+/-              500                  536

Maryland HHEFA

  Adventist Healthcare, 5.75%, 1/1/25                  500                  507

  Univ. of Maryland Medical System

     6.625%, 7/1/20                                    850                  949

Northeast Maryland Waste Disposal Auth.

  Montgomery County Resources Fac.

     6.20%, 7/1/10 (Prerefunded 7/1/03!)+/-            500                  514

Northeast Maryland Waste Disposal Auth. IDRB

  Waste Management, 5.00%, 1/1/12+/-       $           200      $           196

Total Maryland (Cost  $4,134)                                             4,356

MASSACHUSETTS  1.3%

Massachusetts Water Pollution Abatement Trust

  Massachusetts Water Resources Auth.

     6.00%, 8/1/18                                   1,050                1,277

Total Massachusetts (Cost  $1,065)                                        1,277

MICHIGAN  1.2%

Detroit City School Dist., GO

     6.00%, 5/1/29 (FSA Insured)                       100                  122

Michigan Strategic Fund IDRB

  Waste Management WMX Technologies

     6.00%, 12/1/13+/-                               1,000                1,016

Total Michigan (Cost  $1,138)                                             1,138

MINNESOTA  0.5%

Duluth Economic Dev. Auth.

  St. Luke's Hosp. of Duluth, 7.25%,
  6/15/22                                              250                  254

  Minneapolis-St. Paul Metropolitan Airport Commission

  Northwest Airlines, 6.50%, 4/1/05+/-                 300                  250

Total Minnesota (Cost  $546)                                                504

MISSISSIPPI  0.6%

Mississippi Business Fin., PCR

  Entergy, 5.875%, 4/1/22                              500                  492

Warren County, PCR, Entergy, 7.00%, 4/1/22             100                  103

Total Mississippi (Cost  $597)                                              595

MISSOURI  1.2%

Missouri Higher Ed. Loan Auth., 5.85%,
7/15/10+/-                                           1,000                1,099

Total Missouri (Cost  $1,000)                                             1,099

NEBRASKA  1.2%

Nebraska Public Power Dist.
     5.00%, 1/1/09 (AMBAC Insured)         $         1,000      $         1,112

Total Nebraska (Cost  $1,103)                                             1,112

NEVADA  1.1%

Clark County Airport

  Las Vegas-McCarran Int'l. Airport

     6.00%, 7/1/17 (MBIA Insured)+/-                   250                  273

Clark County IDRB, PCR

  Southwest Gas

     5.45%, 3/1/13                                     250                  252

     6.50%, 12/1/33+/-                                 200                  202

Washoe County Water Fac.

  Sierra Pacific Power, 7.50%, 3/1/36+/-               300                  300

Total Nevada (Cost  $982)                                                 1,027

NEW HAMPSHIRE  0.9%

New Hampshire Business Fin. Auth., PCR

  Public Service

     5.45%, 5/1/21 (MBIA Insured)                      750                  815

New Hampshire Housing Fin. Auth.

  Single-Family Housing, 6.85%, 7/1/14+/-               60                   62

Total New Hampshire (Cost  $842)                                            877

NEW JERSEY  5.0%

New Jersey Economic Dev. Auth.

  The Evergreens, 6.00%, 10/1/17                       130                  130

  Winchester Gardens at Ward Homestead

     8.625%, 11/1/25                                   210                  222

New Jersey Economic Dev. Auth. IDRB, PCR

  Continental Airlines, 6.25%, 9/15/19+/-              700                  505

New Jersey HFFA

  Catholic Health East, 5.375%, 11/15/33               400                  406

  Irvington General Hosp.

     5.875%, 8/1/06 (Prerefunded 8/1/04!)               65                   70

  South Jersey Hosp., 5.875%, 7/1/21       $           750      $           776

New Jersey Housing & Mortgage Fin. Agency

  Single Family Housing

     6.35%, 10/1/27 (MBIA Insured)+/-                  155                  162

New Jersey Sports & Exhibition Auth.

  Monmouth Park

     8.00%, 1/1/25 (Prerefunded 1/1/05!)               100                  113

New Jersey Transportation Trust Fund Auth.

     6.00%, 6/15/07 (Escrowed to Maturity)           1,000                1,152

Port Auth. of New York & New Jersey

     5.875%, 9/15/15 (FGIC Insured)+/-               1,000                1,118

Tobacco Settlement Fin. Corp. of New Jersey,
6.75%, 6/1/39                                          100                   88

Total New Jersey (Cost  $4,655)                                           4,742

NEW MEXICO  0.4%

New Mexico Mortgage Fin. Auth.

  Single Family Mortgage, 6.30%, 9/1/27                385                  416

Total New Mexico (Cost  $385)                                               416

NEW YORK  10.8%

Dormitory Auth. of the State of New York

     5.25%, 5/15/15 (AMBAC Insured)                    500                  570

     Nyack Hosp., 6.00%, 7/1/06                        205                  192

Metropolitan Transportation Auth.,
5.125%, 11/15/31                                       500                  512

Nassau County, GO, 7.00%, 3/1/13
(FSA Insured)                                          655                  798

Nassau County IDA, Hofstra Univ.

     6.80%, 1/1/11(Prerefunded 1/1/05!)                290                  322

New York City, GO

     5.00%, 8/1/06                                   1,000                1,082

     5.75%, 3/1/20                                   1,000                1,080

     6.25%, 8/1/09                                     350                  396

New York City Municipal Water & Sewer Fin. Auth.

     5.00%, 6/15/34                                    850                  866

New York State Energy Research & Dev. Auth.

  Consolidated Edison Company of New York

     4.70%, 6/1/12+/-                                  300                  302

New York State Environmental Fac. Corp., PCR

     6.90%, 11/15/15

     (Prerefunded 11/15/04!)               $           200      $           221

New York State Mortgage Agency

  Homeowner Mortgage, 5.85%, 10/1/18+/-                995                1,064

New York State Thruway Auth.

     5.00%, 4/1/19 (AMBAC Insured)                   1,405                1,488

Triborough Bridge & Tunnel Auth.

     5.90%, 1/1/08 (Escrowed to Maturity)            1,000                1,157

Yonkers IDA, Community Dev. Properties,
6.625%, 2/1/26                                         250                  267

Total New York (Cost  $9,703)                                            10,317

NORTH CAROLINA  1.9%

North Carolina Eastern Municipal Power Agency

     5.30%, 1/1/15                                     500                  525

     6.70%, 1/1/19                                     700                  774

North Carolina Municipal Power Agency

  Catawba Electric, 5.50%, 1/1/13                      500                  552

Total North Carolina (Cost  $1,730)                                       1,851

OHIO  4.1%

Akron, Municipal Baseball Stadium, COP,
6.90%, 12/1/16                                         300                  333

Cuyahoga County

  Cleveland Clinic Obligation Group

     6.00%, 1/1/32                                     350                  372

Franklin County

  Ohio Presbyterian Retirement Services

     7.125%, 7/1/29                                    500                  534

Ohio, BP Amco, VRDN (Currently 1.40%)+/-               650                  650

Ohio Building Auth., Adult Correctional Fac.

     5.50%, 10/1/11                                  1,000                1,135

Ohio Water Dev. Auth.

  Water Dev. Fresh Water Improvement

     5.375%, 12/1/21                                   750                  815

  PCR, FirstEnergy, 8.00%, 10/1/23+/-                  100                  106

Total Ohio (Cost  $3,707)                                                 3,945

OREGON  1.3%

Oregon, GO, TAN, 3.25%, 5/1/03             $           425      $           425

Portland Sewer, 5.75%, 8/1/20
(FGIC Insured)                                         750                  850

Total Oregon (Cost  $1,191)                                               1,275

PENNSYLVANIA  6.1%

Beaver County IDA, PCR, FirstEnergy,
7.625%, 5/1/25                                         100                  108

Cumberland County Municipal Auth.

  Wesley Affiliated Services,
  7.125%, 1/1/25                                       400                  396

Delaware River Joint Toll Bridge Commission,
5.00%, 7/1/28                                          500                  509

Montgomery County HHEFA

  Faulkeways at Gwynedd, 6.75%, 11/15/24               400                  426

Pennsylvania Turnpike Commission

     5.50%, 7/15/33 (AMBAC Insured)                  1,000                1,077

Philadelphia School Dist., GO

     5.50%, 2/1/22 (FSA Insured)                     1,000                1,091

     5.50%, 2/1/31 (FSA Insured)                     1,000                1,073

West Shore Area Auth.

  Holy Spirit Hosp.

     6.20%, 1/1/26                                     500                  514

     6.25%, 1/1/32                                     250                  257

Westmoreland County IDA

  Redstone Presbyterian Senior Care

     8.00%, 11/15/23                                   300                  314

Total Pennsylvania (Cost  $5,485)                                         5,765

PUERTO RICO  0.3%

Puerto Rico Highway & Transportation Auth.,
5.50%, 7/1/15                                          250                  281

Total Puerto Rico (Cost  $240)                                              281

SOUTH CAROLINA  1.8%

South Carolina Jobs Economic Dev. Auth.

  Myrtle Beach Convention Center Hotel

     6.625%, 4/1/36                                    345                  346

South Carolina Public Service Auth.

     5.25%, 1/1/18 (FSA Insured)                     1,000                1,093

     6.25%, 1/1/22 (AMBAC Insured)         $           200      $           224

Total South Carolina (Cost  $1,579)                                       1,663

TENNESSEE  1.1%

Memphis-Shelby County Airport Auth.

     6.25%, 2/15/09 (MBIA Insured)+/-                  290                  335

     6.25%, 2/15/11 (MBIA Insured)+/-                  100                  116

Metropolitan of Nashville & Davidson Counties

  Mur-Ci Homes, 7.75%, 12/1/26                         190                  183

Sullivan County Health, Education & Housing

  Wellmont Health Systems, 6.25%, 9/1/22               400                  419

Total Tennessee (Cost  $993)                                              1,053

TEXAS  8.2%

Amarillo Health Fac. Dev. Corp.

  Sears Panhandle Retirement

     7.75%, 8/15/26 (Prerefunded 8/15/06!)             200                  242

Brazos River Auth., TXU Energy, 5.75%,
11/1/11+/-                                             150                  147

Brazos River Auth., PCR

  Reliant Energy, 7.75%, 12/1/18                       250                  261

  TXU Energy, 7.70%, 4/1/33+/-                         150                  157

Brazos River Harbor Navigation Dist. IDRB, PCR

  Dow Chemical, 3.375%, 5/15/03+/-                     500                  500

Dallas Fort Worth Airport, 5.50%,
11/1/31 (FGIC Insured)+/-                            1,000                1,042

Gulf Coast IDA, BP Amoco, VRDN
(Currently 1.40%)+/-                                   100                  100

Gulf Coast Waste Disposal Auth.

  Anheuser-Busch, 5.90%, 4/1/36+/-                     500                  529

Harris County

     6.375%, 8/15/24 (Prerefunded 8/15/04!)

     (MBIA Insured)                                    250                  272

Harris County Health Fac. Dev. Corp.

  Memorial Hermann Healthcare System

     6.375%, 6/1/29                                    250                  270

  St. Luke's Episcopal Hosp.,
  5.375%, 2/15/26                                    1,000                1,021

  Texas Childrens Hosp., 5.375%, 10/1/12               800                  868

Houston, 6.40%, 6/1/27                                 250                  276

Houston, GO, 5.50%, 3/1/18 (FSA Insured)               500                  548

Houston Water & Sewer System
     5.75%, 12/1/18 (AMBAC Insured)        $           485      $           551

Tomball Hosp. Auth., Tomball Regional
Hosp., 6.00%, 7/1/19                                   500                  519

Tyler Health Fac. Dev., Mother Frances
Hosp., 5.625%, 7/1/13                                  500                  500

Total Texas (Cost  $7,370)                                                7,803

UTAH  0.6%

Intermountain Power Agency

  Utah Power Supply

     5.75%, 7/1/16 (MBIA Insured)                      500                  567

Total Utah (Cost  $491)                                                     567

VIRGINIA  6.6%

Chesterfield County IDA

  Bon Secours Health System,
  5.70%, 11/15/03                                      350                  357

Fairfax County Water Auth.

     5.80%, 1/1/16 (Escrowed to Maturity)              845                  973

Greater Richmond Convention Center,
6.125%, 6/15/29                                      1,250                1,387

Henrico County Economic Dev. Auth.

  Bon Secours Health System,
  5.60%, 11/15/30                                      400                  415

Louisa IDA, Virginia Electric & Power,
3.40%, 3/1/04+/-**                                     500                  506

Riverside Regional Jail Auth.

     5.875%, 7/1/14

     (Prerefunded 7/1/05!) (MBIA Insured)            1,000                1,109

Virginia HDA, Multi-Family Housing,
6.50%, 5/1/13+/-                                       100                  104

Virginia Port Auth., 5.00%, 7/1/27+/-                1,000                1,014

York County IDA, Virginia Electric & Power,
5.50%, 7/1/09                                          400                  425

Total Virginia (Cost  $5,836)                                             6,290

WASHINGTON  1.2%

Chelan County Public Utility Dist.

  Rock Island Hydro

     Zero Coupon, 6/1/18 (MBIA Insured)                585                  284

Tacoma Solid Waste Utility

     5.50%, 12/1/17 (Prerefunded 12/1/07!)

     (AMBAC Insured)                                   800                  899

Total Washington (Cost  $1,035)                                           1,183

WEST VIRGINIA  0.6%

West Virginia Building Commission

  West Virginia Court Fees

     5.375%, 7/1/21 (AMBAC Insured)        $           500      $           559

Total West Virginia (Cost  $523)                                            559

WISCONSIN  0.8%

Badger Tobacco Asset Securitization,
6.125%, 6/1/27                                         350                  315

Oconto Falls CDA, Oconto Falls Tissue,
7.75%, 12/1/22+/-                                      200                  143

Wisconsin HEFA

  National Regency of New Berlin

     8.00%, 8/15/25                                    200                  208

Wisconsin Housing &  Economic Dev. Auth.

  Single Family Housing, 6.45%, 9/1/27+/-               55                   57

Total Wisconsin (Cost  $790)                                                723

Total Investments in Securities

99.5% of Net Assets (Cost  $89,422)                                     $94,716

Futures Contracts

                                      Contract       Unrealized
                         Expiration   Value          Gain (Loss)
                         -----------  -------------  -----------
                                               In thousands

Short, 1 ten year U.S.
Treasury contract,
$20,000,000 of 3.40%
Louisa IDA
bonds pledged
as initial margin          6/03     $      (104)    $        (1)

Net payments (receipts)
of variation
margin to date                                                 -

Variation margin
receivable (payable)
on open futures
contracts                                                                    (1)

Other Assets Less Liabilities                                               435

NET ASSETS                                                              $95,150
                                                                        -------

Net Assets Consist of:

Undistributed net investment income (loss)                                  $27

Undistributed net realized gain (loss)                                   (1,755)

Net unrealized gain (loss)                                                5,293

Paid-in-capital applicable to 8,700,806
shares of $0.0001 par value capital stock
outstanding; 4,000,000,000 shares
of the Corporation authorized                                            91,585

NET ASSETS                                                              $95,150
                                                                        -------


NET ASSET VALUE PER SHARE                                                $10.94
                                                                         ------


+/-  Interest subject to alternative minimum tax

** All or a portion of this security is pledged to cover margin requirements on futures contracts at April 30, 2003

!    Used in determining portfolio maturity

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers total of such securities at period-end amounts to $572,000 and represents 0.6% of net assets

AMBAC AMBAC Assurance Corp.

CDA  Community Development Administration

COP  Certificates of Participation

FGIC Financial Guaranty Insurance Company

FSA  Financial Security Assurance Inc.

GO   General Obligation

HDA  Housing Development Authority

HEFA Health & Educational Facility Authority

HFA  Health Facility Authority

HFC  Housing Finance Corp.

HFFA Health Facility Financing Authority

HHEFA Health & Higher Educational Facility Authority

IDA  Industrial Development Authority/Agency

IDRB Industrial Development Revenue Bond

MBIA MBIA Insurance Corp.

PCR  Pollution Control Revenue

TAN  Tax Anticipation Note

VRDN Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Statement of Operations
--------------------------------------------------------------------------------
In thousands                        Money     Intermediate               Income
                              Market Fund             Fund                 Fund

                                 6 Months         6 Months             6 Months
                                    Ended            Ended                Ended
                                  4/30/03          4/30/03              4/30/03

Investment Income (Loss)

Interest income                     $1,789   $        2,525      $        2,346

Investment management and
administrative expense                 584              274                 227

Net investment income (loss)         1,205            2,251               2,119

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                            10              251                 (38)

  Futures                              --               (70)                  5

  Net realized gain (loss)              10              181                 (33)

Change in net unrealized gain (loss)

  Securities                             9            1,274               1,748

  Futures                              --               (13)                 (1)

  Change in net unrealized
  gain (loss)                            9            1,261               1,747

Net realized and unrealized
gain (loss)                             19            1,442               1,714

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS              $1,224   $        3,693      $        3,833
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                    6 Months               Year
                                                       Ended              Ended
                                                     4/30/03           10/31/02

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)               $         1,205      $         2,943

Net realized gain (loss)                                10                   (6)

Change in net unrealized gain (loss)                     9                   (9)

Increase (decrease) in net assets
from operations                                      1,224                2,928

Distributions to shareholders

  Net investment income                             (1,201)              (2,933)

Capital share transactions *

  Shares sold                                      166,249              262,673

  Distributions reinvested                           1,154                2,791

  Shares redeemed                                 (128,045)            (256,038)

  Increase (decrease) in net assets
  from capital share transactions                   39,358                9,426

Net Assets

Increase (decrease) during period                   39,381                9,421

Beginning of period                                252,105              242,684

End of period                              $       291,486      $       252,105
--------------------------------------------------------------------------------

*Share information

  Shares sold                                      166,249              262,673

  Distributions reinvested                           1,154                2,791

  Shares redeemed                                 (128,045)            (256,038)

  Increase (decrease) in shares outstanding         39,358                9,426


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands



                                                    6 Months               Year
                                                       Ended              Ended
                                                     4/30/03           10/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         2,251      $         4,332

  Net realized gain (loss)                             181                  303

  Change in net unrealized gain (loss)               1,261                  881

  Increase (decrease) in net assets
  from operations                                    3,693                5,516

Distributions to shareholders

  Net investment income                             (2,250)              (4,330)

Capital share transactions *

  Shares sold                                       14,936               35,363

  Distributions reinvested                           1,338                2,530

  Shares redeemed                                  (15,828)             (21,515)

  Increase (decrease) in net assets
  from capital share transactions                      446               16,378

Net Assets

Increase (decrease) during period                    1,889               17,564

Beginning of period                                110,790               93,226

End of period                              $       112,679      $       110,790
--------------------------------------------------------------------------------

*Share information

  Shares sold                                        1,362                3,286

  Distributions reinvested                             122                  235

  Shares redeemed                                   (1,449)              (2,004)

  Increase (decrease) in shares outstanding             35                1,517


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                    6 Months               Year
                                                       Ended              Ended
                                                     4/30/03           10/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         2,119      $         4,094

  Net realized gain (loss)                             (33)                 535

  Change in net unrealized gain (loss)               1,747                 (232)

  Increase (decrease) in net assets
  from operations                                    3,833                4,397

Distributions to shareholders

  Net investment income                             (2,115)              (4,086)

Capital share transactions *

  Shares sold                                       13,177               26,940

  Distributions reinvested                           1,329                2,541

  Shares redeemed                                  (11,658)             (22,262)

  Increase (decrease) in net assets
  from capital share transactions                    2,848                7,219

Net Assets

Increase (decrease) during period                    4,566                7,530

Beginning of period                                 90,584               83,054

End of period                              $        95,150      $        90,584

*Share information

  Shares sold                                        1,219                2,534

  Distributions reinvested                             123                  239

  Shares redeemed                                   (1,079)              (2,103)

  Increase (decrease) in shares outstanding            263                  670


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                 April 30, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Summit Municipal Money Market Fund (the Money
Fund), the Summit Municipal Intermediate Fund (the Intermediate Fund), and the Summit Municipal Income Fund (the Income Fund) are three portfolios established by the corporation and commenced operations on October 29, 1993. The Money Fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income exempt from federal income taxes. The Intermediate Fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. The Income Fund seeks a high level of income exempt from federal income taxes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Except for securities held by the Money Fund, securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities held by the Money Fund are valued at amortized cost. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts
Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with their investment objectives, the funds engage in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in each fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended April 30, 2003, the Intermediate Fund and the Income Fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

Other
Purchases and sales of portfolio securities, other than short-term securities, for the six months ended April 30, 2003, were as follows:


                                              Intermediate               Income
                                                      Fund                 Fund
--------------------------------------------------------------------------------
Purchases                                  $    14,589,000      $    17,137,000
Sales                                           14,794,000           17,768,000

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2003.

Each fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2002, the funds' most recent tax year-end, the Money Fund had $6,000 of unused capital loss carryforwards, of which $6,000 expire in 2010, the Intermediate Fund had $420,000 of unused capital loss carryforwards at October 31, 2002, of which $420,000 expire in 2008, and the Income Fund had $1,676,000 of unused capital loss carryforwards at October 31, 2002, of which $47,000 expire in 2007 and $1,629,000 expire in 2008.

At April 30, 2003, the cost of investments for federal income tax purposes was $284,627,000 for the Money Fund, $105,103,000 for the Intermediate Fund, and $89,401,000 for the Income Fund. For the Money Fund, amortized cost is equivalent to value; and for the Intermediate Fund and Income Fund, net unrealized gain (loss) was as follows:

                                                 Intermediate            Income
                                                         Fund              Fund
--------------------------------------------------------------------------------

Unrealized appreciation                    $     6,399,000      $     5,669,000
Unrealized depreciation                           (405,000)            (354,000)
Net unrealized appreciation (depreciation) $     5,994,000      $     5,315,000

NOTE 4 - RELATED PARTY TRANSACTIONS

Each fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. For each fund, the investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee, which is computed daily and paid monthly. The fee for the Money Fund is equal to 0.45% of the fund's average daily net assets, and for the Intermediate Fund and Income Fund is 0.50%. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to each fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by each fund. Under these agreements, $137,000 was payable by the Money Fund, $62,000 was payable by the Intermediate Fund, and $57,000 was payable by the Income Fund at April 30, 2003.


Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 12, 2003